Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
April 30, 2026
USM-NPRT3-0626
1.9898258.105
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.8%
Financials - 0.8%
Insurance - 0.8%
RenaissanceRe Holdings Ltd	7,711	2,367,046
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	16,247	2,442,412
SWITZERLAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	4,060	859,339
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	1,596	1,090,818
UNITED STATES - 97.4%
Communication Services - 10.3%
Diversified Telecommunication Services - 0.8%
Comcast Corp Class A	30,408	822,232
Verizon Communications Inc	27,460	1,318,904
		2,141,136
Entertainment - 0.5%
Electronic Arts Inc	3,303	668,428
Warner Bros Discovery Inc (b)	27,562	745,552
		1,413,980
Interactive Media & Services - 8.2%
Alphabet Inc Class A	44,976	17,306,765
Meta Platforms Inc Class A	9,759	5,971,630
		23,278,395
Media - 0.8%
Fox Corp Class A	8,294	526,586
New York Times Co/The Class A	7,568	598,099
Nexstar Media Group Inc	2,297	478,097
Omnicom Group Inc	8,073	619,361
		2,222,143
TOTAL COMMUNICATION SERVICES		29,055,654
Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 5.8%
Airbnb Inc Class A (b)	20,989	2,946,016
Booking Holdings Inc	16,349	2,752,518
Boyd Gaming Corp	28,489	2,477,118
Expedia Group Inc Class A	10,614	2,636,199
McDonald's Corp	10,362	3,042,180
Yum! Brands Inc	16,164	2,580,583
		16,434,614
Specialty Retail - 3.8%
AutoZone Inc (b)	713	2,640,973
O'Reilly Automotive Inc (b)	28,268	2,809,839
TJX Cos Inc/The	20,189	3,164,626
Ulta Beauty Inc (b)	3,716	1,997,276
		10,612,714
TOTAL CONSUMER DISCRETIONARY		27,047,328
Consumer Staples - 4.6%
Household Products - 2.6%
Colgate-Palmolive Co	24,207	2,066,310
Kimberly-Clark Corp	20,447	2,012,598
Procter & Gamble Co/The	22,268	3,275,400
		7,354,308
Tobacco - 2.0%
Altria Group Inc	37,186	2,701,563
Philip Morris International Inc	17,386	2,869,907
		5,571,470
TOTAL CONSUMER STAPLES		12,925,778
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Corp	113,318	2,477,131
APA Corp	78,168	3,183,783
Exxon Mobil Corp	31,776	4,903,990
TOTAL ENERGY		10,564,904
Financials - 10.5%
Banks - 0.8%
Bank OZK	45,582	2,195,229
Capital Markets - 0.9%
CME Group Inc Class A	9,166	2,638,158
Consumer Finance - 1.7%
Capital One Financial Corp	12,663	2,422,432
Synchrony Financial	31,523	2,402,053
		4,824,485
Financial Services - 4.5%
Essent Group Ltd	35,586	2,153,665
Mastercard Inc Class A	7,492	3,767,877
MGIC Investment Corp	85,834	2,272,884
Visa Inc Class A	13,867	4,573,891
		12,768,317
Insurance - 2.6%
Hartford Insurance Group Inc/The	17,193	2,352,174
Loews Corp	21,344	2,403,548
Travelers Companies Inc/The	8,578	2,617,491
		7,373,213
TOTAL FINANCIALS		29,799,402
Health Care - 9.2%
Biotechnology - 5.0%
AbbVie Inc	16,107	3,403,732
Biogen Inc (b)	10,857	2,055,013
Exelixis Inc (b)	45,672	2,030,577
Gilead Sciences Inc	18,158	2,375,793
Regeneron Pharmaceuticals Inc	2,871	2,029,969
United Therapeutics Corp (b)	4,117	2,352,248
		14,247,332
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co	41,452	2,511,577
Johnson & Johnson	18,130	4,167,181
Merck & Co Inc	26,388	2,881,042
Royalty Pharma PLC Class A	45,070	2,257,555
		11,817,355
TOTAL HEALTH CARE		26,064,687
Industrials - 10.5%
Aerospace & Defense - 1.9%
General Dynamics Corp	8,168	2,812,243
Lockheed Martin Corp	5,017	2,598,655
		5,410,898
Construction & Engineering - 2.9%
Argan Inc	7,155	4,793,707
EMCOR Group Inc	3,733	3,328,604
		8,122,311
Machinery - 4.0%
Allison Transmission Holdings Inc	22,356	3,003,529
Mueller Industries Inc	22,385	3,031,601
PACCAR Inc	21,704	2,578,435
Snap-on Inc	6,781	2,599,835
		11,213,400
Professional Services - 1.7%
Automatic Data Processing Inc	12,393	2,626,572
Genpact Ltd	66,224	2,301,284
		4,927,856
TOTAL INDUSTRIALS		29,674,465
Information Technology - 32.2%
Communications Equipment - 0.7%
Cisco Systems Inc	23,938	2,190,327
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	9,801	1,443,393
Flex Ltd (b)	11,941	1,093,199
Sanmina Corp (b)	4,429	964,725
TD SYNNEX Corp	4,038	921,390
		4,422,707
IT Services - 1.1%
Akamai Technologies Inc (b)	7,259	747,532
Amdocs Ltd	8,839	571,618
Cognizant Technology Solutions Corp Class A	9,975	527,677
IBM Corporation	6,007	1,387,497
		3,234,324
Semiconductors & Semiconductor Equipment - 15.2%
Applied Materials Inc	5,371	2,118,806
Broadcom Inc	21,637	9,031,933
Cirrus Logic Inc (b)	4,749	774,467
KLA Corp	1,015	1,776,605
Lam Research Corp	8,144	2,100,012
Micron Technology Inc	6,284	3,249,833
NVIDIA Corp	104,629	20,880,811
Qorvo Inc (b)	7,913	745,563
QUALCOMM Inc	8,566	1,538,282
Skyworks Solutions Inc	10,996	771,589
		42,987,901
Software - 5.9%
Adobe Inc (b)	3,929	966,927
InterDigital Inc (c)	2,058	610,320
Intuit Inc	2,534	984,459
Microsoft Corp	32,404	13,213,703
Zoom Communications Inc Class A (b)	7,850	762,628
		16,538,037
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	63,700	17,284,995
Dell Technologies Inc Class C	6,269	1,309,908
HP Inc	34,781	725,531
NetApp Inc	6,921	766,639
Seagate Technology Holdings PLC	2,368	1,595,180
		21,682,253
TOTAL INFORMATION TECHNOLOGY		91,055,549
Materials - 2.5%
Chemicals - 1.4%
CF Industries Holdings Inc	30,668	3,808,966
Metals & Mining - 1.1%
Newmont Corp	28,869	3,207,057
TOTAL MATERIALS		7,016,023
Real Estate - 2.1%
Health Care REITs - 1.1%
Omega Healthcare Investors Inc	64,810	3,044,126
Specialized REITs - 1.0%
VICI Properties Inc	99,124	2,894,420
TOTAL REAL ESTATE		5,938,546
Utilities - 2.2%
Electric Utilities - 1.2%
NRG Energy Inc	21,051	3,275,115
Gas Utilities - 1.0%
National Fuel Gas Co	35,027	2,955,577
TOTAL UTILITIES		6,230,692
TOTAL UNITED STATES		275,373,028
TOTAL COMMON STOCKS (Cost $232,108,012)		282,132,643

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $43,942)	3.64	44,000	43,943

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	281,961	282,017
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	719,428	719,500
TOTAL MONEY MARKET FUNDS (Cost $1,001,517)			1,001,517

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $233,153,471)	283,178,103
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(537,008)
NET ASSETS - 100.0%	282,641,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	14	6/2026	507,063	35,973

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $31,773 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,943.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	187,012	15,245,822	15,150,923	69,636	106	-	282,017	281,961	0.0%
Fidelity Securities Lending Cash Central Fund	700,700	31,638,921	31,620,288	1,660	167	-	719,500	719,428	0.0%
Total	887,712	46,884,743	46,771,211	71,296	273	-	1,001,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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